Long-Term Debt - Principal Payments (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Debt Disclosure
2018 (July to December 2018)	$ 2,400
2019	254,800
2020	4,800
2021	4,800
2022	4,800
2023 and thereafter	453,600
Total long-term debt	$ 725,200	$ 727,600